Receivables (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables		$ 2,449,199	$ 1,133,400
Other receivables		1,493,979	643,051
Accounts and Other Receivables Gross Current		3,943,178	1,776,451
Less allowance for doubtful accounts		(16,497)	(42,709)	(38,233)
Accounts and Other Receivables	$ 2,371,189	$ 3,926,681	$ 1,733,742